Document And Entity Information	Jul. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2021
Entity Registrant Name	CORE LABORATORIES N.V.
Entity Tax Identification Number	00-0000000
Entity Central Index Key	0001000229
Entity Emerging Growth Company	false
Entity File Number	001-14273
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Address, Address Line One	Van Heuven Goedhartlaan 7 B
Entity Address, Address Line Two	1181 LE
Entity Address, City or Town	Amstelveen
Entity Address, Country	NL
Country Region	31
City Area Code	20
Local Phone Number	420-3191
Entity Incorporation, State or Country Code	P7
Entity Address, Postal Zip Code	1181
Title of each class	Common Stock (Par Value EUR 0.02)
Trading Symbol	CLB
Name of each exchange on which registered	NYSE